UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

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Boston Income Portfolio
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Boston Income Portfolio was liquidated during the reporting period. The proxy voting record of Boston Income Portfolio for record dates on or before June 12, 2020 is included in this filing.
Boston Income Portfolio
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 AVAYA HOLDINGS CORP.                                                                        Agenda Number:  935123290
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        Security:  05351X101
    Meeting Type:  Annual
    Meeting Date:  04-Mar-2020
          Ticker:  AVYA
            ISIN:  US05351X1019
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William D. Watkins                                        Mgmt          Withheld                       Against
       James M. Chirico, Jr.                                     Mgmt          For                            For
       Stephan Scholl                                            Mgmt          Withheld                       Against
       Susan L. Spradley                                         Mgmt          Withheld                       Against
       Stanley J. Sutula, III                                    Mgmt          For                            For
       Scott D. Vogel                                            Mgmt          For                            For
       Jacqueline E. Yeaney                                      Mgmt          For                            For

2.     Advisory approval of the Company's named                  Mgmt          For                            For
       executive officers' compensation.

3.     Approval of the Avaya Holdings Corp. 2019                 Mgmt          For                            For
       Equity Incentive Plan.

4.     Approval of the Avaya Holdings Corp. 2020                 Mgmt          For                            For
       Employee Stock Purchase Plan.

5.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending September
       30, 2020.




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 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  935034861
--------------------------------------------------------------------------------------------------------------------------
        Security:  127686103
    Meeting Type:  Annual
    Meeting Date:  02-Jul-2019
          Ticker:  CZR
            ISIN:  US1276861036
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Thomas Benninger                    Mgmt          For                            For

1b.    Election of Director: Juliana Chugg                       Mgmt          For                            For

1c.    Election of Director: Keith Cozza                         Mgmt          For                            For

1d.    Election of Director: John Dionne                         Mgmt          For                            For

1e.    Election of Director: James Hunt                          Mgmt          For                            For

1f.    Election of Director: Courtney Mather                     Mgmt          For                            For

1g.    Election of Director: Anthony Rodio                       Mgmt          For                            For

1h.    Election of Director: Richard Schifter                    Mgmt          Abstain                        Against

2.     To approve, on an advisory, non-binding                   Mgmt          For                            For
       basis, named executive officer
       compensation.

3.     To select, on an advisory, non binding                    Mgmt          1 Year                         For
       basis, the frequency of future advisory
       votes on named executive officer
       compensation.

4.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2019.

5.     To approve a proposed amendment to the                    Mgmt          For                            For
       Company's Charter to enable shareholders
       who beneficially own at least 15% of the
       Company's outstanding common stock to call
       special meetings.

6.     To approve a proposed amendment to the                    Mgmt          For                            For
       Company's Charter to restrict the Company's
       ability to adopt any "rights plan" or
       "poison pill".




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 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  935092584
--------------------------------------------------------------------------------------------------------------------------
        Security:  127686103
    Meeting Type:  Special
    Meeting Date:  15-Nov-2019
          Ticker:  CZR
            ISIN:  US1276861036
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Merger Agreement and approve                 Mgmt          For                            For
       the Merger.

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation that will or may become
       payable to Caesars' named executive
       officers (as identified in accordance with
       Securities and Exchange Commission
       regulations) in connection with the Merger.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       Caesars Special Meeting, if appropriate, to
       solicit additional proxies if there are
       insufficient votes to adopt the Merger
       Agreement and approve the Merger at the
       time of the Caesars Special Meeting.




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 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935172685
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        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  CCO
            ISIN:  US18453H1068
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Dionne                                               Mgmt          For                            For
       Andrew Hobson                                             Mgmt          For                            For
       Joe Marchese                                              Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution on executive compensation

3.     Ratification of the selection of Ernst &                  Mgmt          For                            For
       Young LLP as the independent registered
       public accounting firm for the year ending
       December 31, 2020




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 IHEARTMEDIA, INC.                                                                           Agenda Number:  935204684
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        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2020
          Ticker:  IHRT
            ISIN:  US45174J5092
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Gary Barber                                               Mgmt          For                            For
       Brad Gerstner                                             Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2020.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/19/2020